Summary of Certain Items by Segment (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combination, Integration And Separation Related Costs Including Adjustments										$ (177)
Restructuring, Settlement and Impairment Provisions, Including Adjustments										(184)
Goodwill impairment charge		$ 0	$ (183)	$ (2,498)	$ (533)	$ 0	$ 0	$ (242)	$ 0	(3,214)	$ (242)	$ 0
Asset Impairment Charges										(661)
Gain (Loss) on Disposition of Business										593
Other Nonrecurring (Income) Expense	[1]									3,643
Net charge related to a joint venture											208
Income Tax Related Items											(48)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal										0	0	41
Proceeds from Legal Settlements											248
Equity Method Investment, Other than Temporary Impairment											456
Indemnification Agreement [Member]
Income Tax Related Items										(17)
Dow | Indemnification Agreement [Member]
Income Tax Related Items											74
Electronics & Industrial
Restructuring, Settlement and Impairment Provisions, Including Adjustments										(7)
Goodwill impairment charge										(834)
Gain (Loss) on Disposition of Business										197
Other Nonrecurring (Income) Expense										644
Water & Protection
Restructuring, Settlement and Impairment Provisions, Including Adjustments										(48)
Other Nonrecurring (Income) Expense										48
Mobility & Materials
Restructuring, Settlement and Impairment Provisions, Including Adjustments										(12)
Goodwill impairment charge										(1,664)
Asset Impairment Charges										(339)
Other Nonrecurring (Income) Expense										2,015
Corporate
Business Combination, Integration And Separation Related Costs Including Adjustments										(177)
Restructuring, Settlement and Impairment Provisions, Including Adjustments										(117)
Goodwill impairment charge										(716)	(242)
Asset Impairment Charges										(322)
Gain (Loss) on Disposition of Business										396	28
Other Nonrecurring (Income) Expense										$ 936
Net charge related to a joint venture											208
Pro Forma
Business Combination, Integration And Separation Related Costs Including Adjustments											1,084	1,352
Restructuring, Settlement and Impairment Provisions, Including Adjustments											156	97
Goodwill impairment charge											(242)
Other Nonrecurring (Income) Expense	[1]										1,812	1,549
Income Tax Related Items											122	50
Business Combination, Fair Value Step-Up And Amortization Of A Basis Difference Of Acquired Inventory												9
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal												41
Pro Forma | Electronics & Industrial
Restructuring, Settlement and Impairment Provisions, Including Adjustments											(47)	(2)
Other Nonrecurring (Income) Expense											47	2
Pro Forma | Water & Protection
Restructuring, Settlement and Impairment Provisions, Including Adjustments											(32)	(24)
Other Nonrecurring (Income) Expense											80	47
Income Tax Related Items											(48)
Business Combination, Fair Value Step-Up And Amortization Of A Basis Difference Of Acquired Inventory												(9)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal												14
Pro Forma | Mobility & Materials
Restructuring, Settlement and Impairment Provisions, Including Adjustments											(19)	(2)
Other Nonrecurring (Income) Expense											19	2
Pro Forma | Corporate
Business Combination, Integration And Separation Related Costs Including Adjustments											(1,084)	(1,352)
Restructuring, Settlement and Impairment Provisions, Including Adjustments											(58)	(69)
Goodwill impairment charge											(242)
Other Nonrecurring (Income) Expense											1,666	1,498
Income Tax Related Items											$ (74)	(50)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal												$ 27

[1]	The significant items for the year ended December 31, 2020 are presented on an as reported basis. The significant items for the years ended December 31, 2019 and 2018 are presented on a pro forma basis.